Income tax (Details) - Schedule of Deferred Tax Assets and Liabilities - Exito Group [Member] - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	$ 197,692	$ 142,589
Deferred tax liabilities	(156,098)	(277,713)
Colombia [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	113,373	98,372
Deferred tax liabilities
Uruguay [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets	84,319	44,217
Deferred tax liabilities
Argentina [Member]
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred tax assets
Deferred tax liabilities	$ (156,098)	$ (277,713)